Organization and Principal Activities	12 Months Ended
May 31, 2017
Accounting Policies [Abstract]
Organization and Principal Activities
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

New Oriental Education & Technology Group Inc. (the “Company”) was incorporated in the Cayman Islands. The Company, its wholly owned subsidiaries and its variable interest entities, New Oriental Education & Technology Group Co., Ltd. (“New Oriental China”) and its schools and subsidiaries and Xuncheng and its subsidiary (collectively, the “VIEs”), are collectively referred to as the “Group”.

The Group provides educational services in the People’s Republic of China (the “PRC”) primarily under the “New Oriental” brand. The Group offers a wide range of educational programs, services and products, consisting primarily of language training and test preparation, primary and secondary school education, online education, content development and distribution, overseas study consulting services, pre-school education and study tour.

As of May 31, 2017, details of the Company’s subsidiaries, variable interest entity and its schools and subsidiaries were as follows:

Name	Date of incorporation or establishment	Place of incorporation (or establishment)/ operation	Legal ownership	Principal activity
Subsidiaries of the Company:

Beijing Decision Education & Consulting Company Limited (“Beijing Decision”)	April 20, 2005	PRC	100%	Educational information system and other consulting services

Beijing Judgment Education & Consulting Company Limited (“Beijing Judgment”)	April 20, 2005	PRC	100%	Educational consulting and investing activities

Beijing Hewstone Technology Company Limited (“Beijing Hewstone”)	April 20, 2005	PRC	100%	Educational software development and distribution and other consulting services

Beijing Pioneer Technology Company Limited (“Beijing Pioneer”)	January 8, 2009	PRC	100%	Educational software development and distribution and other consulting services

Shanghai Smart Words Software Technology Company Limited (“Shanghai Smart Words”)	December 8, 2010	PRC	100%	Educational consulting and software development

Beijing Smart Wood Software Technology Company Limited (“Beijing Smart Wood”)	December 21, 2011	PRC	100%	Educational consulting and software development

Beijing Joy Tend Technology Company Limited (“Beijing Joy Tend”)	January 31, 2013	PRC	100%	Educational consulting and software development
Subsidiaries of the Company:

Beijing Right Time Technology Company Limited (“Beijing Right Time”)	January 31, 2013	PRC	100%	Educational consulting and software development

Beijing Sincerity Technology Company Limited (“Beijing Sincerity”)	April 12, 2013	PRC	100%	Educational consulting and software development

Beijing Magnificence Technology Company Limited (“Beijing Magnificence”)	November 1, 2013	PRC	100%	Educational consulting and software development

Beijing Top Technology Company Limited (“Beijing Top”)	November 13, 2013	PRC	100%	Educational consulting and software development

Beijing Shenghe Technology Company Limited (“Beijing Shenghe”)	May 27, 2014	PRC	100%	Educational consulting and software development

Beijing Jinghong Software Technology Company Limited (“Beijing Jinghong”)	September 18, 2016	PRC	100%	Educational consulting and software development

Beijing New Oriental Walkite International Travel Co., Ltd.	May 22, 2012	PRC	100%	Consulting

Walkite International Academy Co., Ltd.	March 16, 2015	U.K.	100%	Consulting

Beijing New Road Information Consulting Services Co., Ltd. (“New Road”)	March 6, 2015	PRC	51%	Consulting

Walkite International Academy (U.S.A.) Co., Ltd.	April 13, 2015	U.S.A.	100%	Consulting

Elite Concept Holdings Limited (“Elite Concept”)	December 3, 2007	Hong Kong	100%	Educational Consulting

Winner Park Limited (“Winner Park”)	December 9, 2008	Hong Kong	100%	Educational Consulting

Smart Shine International Limited (“Smart Shine”)	December 9, 2008	Hong Kong	100%	Educational Consulting

Abundant State Limited (“Abundant”)	March 20, 2013	BVI	100%	Educational Consulting

Koolearn Holding Limited (“Koolearn HK”)	June 21, 2013	Hong Kong	100%	Educational Consulting

New Oriental Vision Overseas Consulting Australia Pty Ltd.	January 25, 2017	Australia	100%	Consulting

Variable interest entity of the Company:

New Oriental Education & Technology Group Co., Ltd (“New Oriental China”)	August 2, 2001	PRC	N/A	Education consulting, software development and distributions and other services
Schools and subsidiaries of New Oriental China:

Beijing Haidian District Privately-Funded New Oriental School (“Beijing Haidian School”)	October 5, 1993	PRC	N/A	Language and post- secondary education

Shanghai Yangpu District New Oriental Advanced Study School	June 1, 2000	PRC	N/A	Language education

Guangzhou Haizhu District Privately-Funded New Oriental Training School (“Guangzhou Haizhu School”) (a)	September 8, 2000	PRC	N/A	Language education

Guangzhou New Oriental Training School (“Guangzhou School”) (a)	August 20, 2013	PRC	N/A	Language education

Guangzhou Panyu District Privately-Funded New Oriental Training Centre (“Guangzhou Panyu School”) (a)	June 19, 2013	PRC	N/A	Language education

Wuhan New Oriental Training School	April 28, 2002	PRC	N/A	Language education

Tianjin New Oriental Training School	August 21, 2002	PRC	N/A	Language education

Xi’an Yanta District New Oriental School	November 26, 2002	PRC	N/A	Language education

Nanjing Gulou New Oriental Advanced Study School	November 28, 2002	PRC	N/A	Language education

Shenzhen New Oriental Training School	October 15, 2003	PRC	N/A	Language education

Shenyang New Oriental Foreign Language Training School	June 18, 2003	PRC	N/A	Language education

Chongqing New Oriental Training School	August 15, 2003	PRC	N/A	Language education

Chengdu New Oriental School	August 18, 2003	PRC	N/A	Language education

Xiangyang New Oriental Training School	October 26, 2004	PRC	N/A	Language education

Changsha Furong District New Oriental Training School	May 25, 2005	PRC	N/A	Language education

Jinan New Oriental School	May 31, 2005	PRC	N/A	Language education

Taiyuan New Oriental Training School	April 20, 2005	PRC	N/A	Language education

Ha’er Bin Nangang District New Oriental Training School	May 20, 2005	PRC	N/A	Language education

Changchun New Oriental Training School	July 26, 2005	PRC	N/A	Language education

Hangzhou New Oriental Advanced Study School (“Hangzhou School”) (b)	July 21, 2005	PRC	N/A	Language education

Hangzhou New Oriental Education & Consulting Company Limited	May 8, 2012	PRC	N/A	Language education

Fuyang New Oriental Training School (“Fuyang School”) (b)	October 22, 2012	PRC	N/A	Language education

Zhengzhou New Oriental Training School	July 19, 2005	PRC	N/A	Language education

Zhuzhou New Oriental Training School	April 30, 2006	PRC	N/A	Language education

Shijiazhuang New Oriental School	April 3, 2006	PRC	N/A	Language education

Suzhou New Oriental School	April 26, 2006	PRC	N/A	Language education

Anshan New Oriental Training School	June 13, 2006	PRC	N/A	Language education
Schools and subsidiaries of New Oriental China:

Hefei New Oriental Foreign Language Training School	June 13, 2006	PRC	N/A	Language education

Yunnan New Oriental Training School	June 13, 2006	PRC	N/A	Language education

Wuxi New Oriental Advanced Study School	August 14, 2006	PRC	N/A	Language education

Fuzhou Gulou District New Oriental Training School	September 1, 2006	PRC	N/A	Language education

Nanchang Donghu District New Oriental Language School	March 16, 2007	PRC	N/A	Language education

Yichang Xiling District New Oriental School	January 1, 2006	PRC	N/A	Language education

Jingzhou New Oriental School	April 10, 2007	PRC	N/A	Language education

Dalian New Oriental Training School	June 12, 2007	PRC	N/A	Language education

Huangshi New Oriental Training School	March 17, 2008	PRC	N/A	Language education

Ningbo New Oriental School	April 16, 2008	PRC	N/A	Language education

Lanzhou Chengguan District New Oriental School	March 19, 2008	PRC	N/A	Language education

Xiamen Siming District New Oriental Education Training School	July 8, 2008	PRC	N/A	Language education

Qingdao New Oriental Language Training School	August 5, 2008	PRC	N/A	Language education

Nanning New Oriental Education Training School	September 18, 2008	PRC	N/A	Language education

Xuzhou New Oriental Advanced Study School	March 31, 2009	PRC	N/A	Language education

Xiangtan Yuhu District New Oriental School	July 15, 2010	PRC	N/A	Language education

Zhenjiang New Oriental School	July 19, 2010	PRC	N/A	Language education

Luoyang New Oriental School	November 25, 2010	PRC	N/A	Language education

Nantong Chongchuan District New Oriental School	December 28, 2010	PRC	N/A	Language education

Jilin Chuanying District New Oriental School	March 17, 2011	PRC	N/A	Language education

Guiyang Yunyan District New Oriental School	March 21, 2011	PRC	N/A	Language education

Inner Mongolia Hohhot New Oriental School	April 2, 2011	PRC	N/A	Language education

Foshan New Oriental School	September 1, 2011	PRC	N/A	Language education

Tangshan Lubei District New Oriental School	May 25, 2011	PRC	N/A	Language education

Urumqi New Oriental School	May 22, 2011	PRC	N/A	Language education

Shiyan New Oriental School	May 23, 2011	PRC	N/A	Language education

Quanzhou Fengze District New Oriental Education Training School	June 26, 2015	PRC	N/A	Language education

Wenzhou New Oriental School	August 14, 2015	PRC	N/A	Language education

Weifang New Oriental Training School	October 10, 2015	PRC	N/A	Language education

Shanghai New Oriental Education & Training Company Limited	September 15, 2015	PRC	N/A	Language education

Zhuhai Xiangzhou District New Oriental Training Centre	December 11, 2015	PRC	N/A	Language education

Yangzhou Guangling District New Oriental Training Centre	March 24, 2016	PRC	N/A	Language education

Jinzhou New Oriental Training School	April 19, 2016	PRC	N/A	Language education

Baoding Jingxiu District New Oriental Training School	July 8, 2016	PRC	N/A	Language education

Taian New Oriental School	September 9, 2016	PRC	N/A	Language education

Chongqing Yongchuan District New Oriental Training School	September 25, 2016	PRC	N/A	Language education

Yantai Zhifu District New Oriental Foreign LanguageTraining School	November 11, 2016	PRC	N/A	Language education

Kaifeng New Oriental Education Information Consulting Co., Ltd.	October 31, 2016	PRC	N/A	Language education

Beijing Shengdeweixin Education & Technology Co., Ltd.	November 22, 2016	PRC	N/A	Language education

Cangzhou Yunhe District New Oriental Education Training School	November 29, 2016	PRC	N/A	Language education

Qinghuangdao Haigang District New Oriental Training School	January 17, 2017	PRC	N/A	Language education

Zhangzhou Development Zone New Oriental Education Training School	March 22, 2017	PRC	N/A	Language education

Anyang Beiguan District New Oriental Education Training School	May 16, 2017	PRC	N/A	Language education

Nanyang New Oriental Education Training Co., Ltd.	April 19, 2017	PRC	N/A	Language education

Handan Congtai District New Oriental Training School	April 27, 2017	PRC	N/A	Language education

Beijing Shuangshi Oriental Education & Technology Co., Ltd.	April 27, 2017	PRC	N/A	Educational consulting

Changchun Tongwen Gaokao Training School (“Tongwen Gaokao”)	October 27, 2008	PRC	N/A	College admission examination training

Changchun Tongwen Senior High School (“Tongwen High Schiool”)	October 27, 2008	PRC	N/A	Primary secondary school education

China Management Software Institute (“CMSI”)	September 1, 2012	PRC	N/A	Higher education
Schools and subsidiaries of New Oriental China:

Beijing New Oriental Yangzhou Foreign Language School	June 6, 2002	PRC	N/A	Primary secondary school education

Yangzhou Guangling District New Oriental Kindergarten of Stars (“Yangzhou Kindergarten”)	August 26, 2014	PRC	N/A	Kindergarten

Beijing Changping New Oriental Foreign Language School (“Changping school”)	July 19, 2010	PRC	N/A	Primary secondary school education

Beijing New Oriental Dogwood Cultural Communications Co., Ltd.	May 16, 2003	PRC	N/A	Sales of educational materials and products

Beijing New Oriental Dogwood, Bookstore, Audio & Video Co., Ltd.	March 2, 2004	PRC	N/A	Sales of educational materials and products

Chengdu New Oriental Dogwood Bookstore Products Co., Ltd.	January 18, 2004	PRC	N/A	Sales of educational materials and products

Chongqing New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	February 25, 2004	PRC	N/A	Sales of educational materials and products

Guangzhou Dogwood Bookstore & Audio-Visual Products Co., Ltd.	November 11, 2003	PRC	N/A	Sales of educational materials and products

Wuhan New Oriental Dogwood Bookstore & Audio- Visual Products Co., Ltd.	December 16, 2003	PRC	N/A	Sales of educational materials and products

Xi’an New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	June 3, 2003	PRC	N/A	Sales of educational materials and products

Shanghai Dogwood Bookstore & Audio-Visual Products Co., Ltd.	September 28, 2003	PRC	N/A	Sales of educational materials and products

Changchun New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	October 8, 2005	PRC	N/A	Sales of educational materials and products

Ha’er Bin New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	March 13, 2006	PRC	N/A	Sales of educational materials and products

Taiyuan New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	July 12, 2006	PRC	N/A	Sales of educational materials and products

Hangzhou Dogwood Bookstore Products Co., Ltd.	July 25, 2007	PRC	N/A	Sales of educational materials and products

Nanchang Dogwood Bookstore & Audio-Visual Products Co., Ltd.	September 14, 2007	PRC	N/A	Sales of educational materials and products

Kunming Dogwood Bookstore & Audio-Visual Products Co., Ltd.	November 21, 2007	PRC	N/A	Sales of educational materials and products

Dalian New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	March 25, 2008	PRC	N/A	Sales of educational materials and products
Schools and subsidiaries of New Oriental China:

Lanzhou New Oriental Dogwood Bookstore & Audio- Visual Products Co., Ltd.	October 28, 2008	PRC	N/A	Sales of educational materials and products

Suzhou New Oriental Dogwood Bookstore & Audio- Visual Products Co., Ltd.	June 1, 2010	PRC	N/A	Sales of educational materials and products

Xuzhou New Oriental Dogwood Bookstore & Audio- Visual Products Co., Ltd.	September 29, 2010	PRC	N/A	Sales of educational materials and products

Urumqi Dogwood Bookstore & Audio-Visual Products Co., Ltd.	September 13, 2011	PRC	N/A	Sales of educational materials and products

Hohhot Dogwood Bookstore & Audio-Visual Products Co., Ltd.	February 7, 2012	PRC	N/A	Sales of educational materials and products

Zhuhai New Oriental Dogwood Bookstore & Audio- Visual Products Co., Ltd.	September 28, 2016	PRC	N/A	Sales of educational materials and products

Beijing New Oriental Vision Overseas Consultancy Co., Ltd.	February 19, 2004	PRC	N/A	Consulting

Shanghai Vision Overseas Service Co., Ltd.	March 24, 2011	PRC	N/A	Consulting

Shandong New Oriental Vision Overseas Consultancy Co., Ltd.	September 8, 2011	PRC	N/A	Consulting

Shanxi New Oriental Vision Overseas Consultancy Co., Ltd.	April 22, 2014	PRC	N/A	Consulting

Fujian New Oriental Vision Overseas Consultancy Co., Ltd.	May 13, 2014	PRC	N/A	Consulting

Guangdong Vision Overseas Consultancy Co., Ltd.	May 29, 2014	PRC	N/A	Consulting

Xinjiang New Oriental Vision Overseas Consultancy Co., Ltd.	July 9, 2014	PRC	N/A	Consulting

Shaanxi New Oriental Vision Overseas Consultancy Co., Ltd.	January 23, 2015	PRC	N/A	Consulting

Tianjin New Oriental Vision Overseas Consultancy Co., Ltd.	May 13, 2015	PRC	N/A	Consulting

Inner Mongolia New Oriental Vision Overseas Consultancy Co., Ltd.	May 29, 2015	PRC	N/A	Consulting

Liaoning New Oriental Vision Overseas Consultancy Co., Ltd.	June 10, 2015	PRC	N/A	Consulting

New Oriental Vision Overseas Consulting (U.K.) Ltd.	June 10, 2015	U.K.	N/A	Consulting

Gansu New Oriental Vision Overseas Consultancy Co., Ltd.	May 15, 2015	PRC	N/A	Consulting

Qingdao New Oriental Vision Overseas Consultancy Co., Ltd.	August 20, 2015	PRC	N/A	Consulting

Hunan New Oriental Vision Overseas Consultancy Co., Ltd.	November 3, 2015	PRC	N/A	Consult ing

Beijing New Oriental Vision Overseas Service Co., Ltd.	February 24, 2016	PRC	N/A	Consulting

Beijing Ainuoshida Education & Technology Co., Ltd and its subsidiaries	September 24, 2014	PRC	N/A	Consulting
Schools and subsidiaries of New Oriental China:

Beijing New Oriental Dogwood Advertisement Co., Ltd. (“Dogwood Advertisement”)	January 20, 2004	PRC	N/A	Advertising

Beijing New Oriental Xuncheng Network Technology Co., Inc.Ltd. (c)	March 11, 2005	PRC	N/A	On-line education

Beijing New Oriental Kuxuehuisi Network Technology Co., Ltd.	February 1, 2013	PRC	N/A	On-line education

Beijing DongFangYouBo Network Technology Co., Ltd.	June 23, 2016	PRC	N/A	On-line education

Leci Internet Technology (Beijing) Company Limited (“Leci Internet”)	February 11, 2014	PRC	N/A	Educational consulting and software development

Beijing Dongfangzhuoyong Investment Management Co., Ltd.	April 29, 2014	PRC	N/A	Investment management

Ningbo Meishan Bonded Port Area Hexin Oriental Asset Management Co., Ltd.	April 28, 2017	PRC	N/A	Asset management

Beijing New Oriental MEGAWAY Education & Consulting Co., Ltd.	March 4, 2015	PRC	N/A	Educational consulting

Beijing Aixuehuisi Education & Technology Co., Ltd.	January 6, 2015	PRC	N/A	Technology

Beijing Fishpond Software Technology Co., Ltd.	November 24, 2015	PRC	N/A	Technology

Beijing Bright the Future Education & Technology Co., Ltd.	July 18, 2016	PRC	N/A	Consulting

Beijing New Oriental Stars Education & Consulting Co., Ltd (“Stars”)	July 11, 2007	PRC	N/A	Kindergarten

Beijing Chao Yang District Kindergarten of Stars (“ChaoYang Kindergarten”)	November 20, 2007	PRC	N/A	Kindergarten

Nanjing Yuhuatai District New Oriental Kindergarten of Stars (“Nanjing Kindergarten”)	April 10, 2009	PRC	N/A	Kindergarten

Qingdao Alice Education & Technology Company Limited (“Qingdao Alice “)	August 21, 2014	PRC	N/A	Kindergarten

Qingdao Laoshan District Happy Alice Kindergarten (“Laoshan Alice”)	December 4, 2014	PRC	N/A	Kindergarten

Qingdao Happy Alice Kindergarten (“Qingdao Happy Alice”)	November 29, 2005	PRC	N/A	Kindergarten

Qingdao Chengyang District Happy Alice Kindergarten (“Chengyang Alice”)	October 30, 2014	PRC	N/A	Kindergarten

Beijing Chao Yang District Taiyanggong Kindergarten of Stars (“Taiyanggong Kindergarten”)	January 20, 2017	PRC	N/A	Kindergarten

(a)	Guangzhou School and Guangzhou Panyu School were established in the year ended May 31, 2014. Although they are separate legal entities, from the perspective of the Group’s internal management, they together with Guangzhou Haizhu School are considered as one school since they are operated by the same local management in Guangzhou.
(b)	Although the Fuyang School is a separate legal entity, from the perspective of the Group’s internal management, Fuyang School and Hangzhou School are considered as one school since they are operated by the same local management in Hangzhou.
(c)	The contractual agreements between Xuncheng, New Oriental China and Chongshengdongfang were terminated in September 2015.

The VIE arrangements

PRC laws and regulations currently require any foreign entity that invests in the education business in China to be an educational institution with relevant experience in providing educational services outside of China. The Company’s offshore holding companies are not educational institutions and do not provide educational services outside of China. In addition, in the PRC, foreign ownership of high schools for students in grades ten to twelve is restricted and foreign ownership of primary and middle schools for students in grades one to nine is prohibited. Accordingly, the Company’s offshore holding companies are not allowed to directly own and operate schools in China. The Company conducts substantially all of its education business in China through contractual arrangements with its VIEs, New Oriental China and its schools and subsidiaries and Xuncheng and its subsidiary. Since the operations of New Oriental China and the schools and Xuncheng and its subsidiary are closely interrelated and almost indistinguishable from one another, the risks and rewards associated with their operations are substantially the same. In addition, the Company consolidates New Oriental China, its schools and subsidiaries, Xuncheng and its subsidiary as disclosed. Therefore, the Company aggregates the disclosures related to New Oriental China, New Oriental China’s schools and subsidiaries, and Xuncheng and its subsidiary as variable interest entities and referred to them as “the VIEs” in the Company’s consolidated financial statements. The VIEs hold the requisite licenses and permits necessary to conduct the Company’s education business. In addition, the VIEs hold leases and other assets necessary to operate the Company’s schools and learning centers, employ teachers and generate substantially all of the Company’s revenues.

VIE Arrangements between New Oriental China and the Company’s PRC subsidiaries

The Company and its wholly owned subsidiaries in China (the “WFOEs”) have entered into the following contractual arrangements with New Oriental China, New Oriental China’s schools and subsidiaries and New Oriental China’s shareholders that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receive the economic benefits of the VIE that could be significant to the VIE. Accordingly, the Company is considered the primary beneficiary of the VIE and has consolidated the VIE’ financial results of operations, assets and liabilities in the Company’s consolidated financial statements. In making the conclusion that the Company is the primary beneficiary of the VIE, the Company believes the Company’s rights under the terms of the exclusive option agreement provide it with a substantive kick out right. More specifically, the Company believes the terms of the exclusive option agreement are valid, binding and enforceable under PRC laws and regulations currently in effect. The Company also believes that the minimum amount of consideration permitted by the applicable PRC law to exercise the option does not represent a financial barrier or disincentive for the Company to currently exercise its rights under the exclusive option agreement. A simple majority vote of the Company’s board of directors is required to pass a resolution to exercise the Company’s rights under the exclusive option agreement, for which Mr. Michael Minhong Yu (“Mr. Yu”)’s consent is not required. The Company’s rights under the exclusive option agreement give the Company the power to control the shareholder of New Oriental China and thus the power to direct the activities that most significantly impact the schools’ economic performance given that New Oriental China has the power to direct the activities of the schools via its sponsorship interest. In addition, the Company’s rights under the power of attorney also reinforce the Company’s abilities to direct the activities that most significantly impact the VIE’s economic performance. The Company also believes that this ability to exercise control ensures that the VIE will continue to execute and renew service agreements and pay service fees to the Company. By charging service fees in whatever amounts the Company deems fit, and by ensuring that service agreements are executed and renewed indefinitely, the Company has the rights to receive substantially all of the economic benefits from the VIE.

Service agreements. There are four types of service agreements: (i) trademark license agreements, (ii) new enrollment system development service agreements, (iii) other operating service agreements, and (iv) sale of educational software agreements.

(i)	Trademark license agreements. Pursuant to the trademark license agreement dated May 13, 2006 between the Company as the licensor and New Oriental China as the licensee, the Company has licensed the trademarks to New Oriental China for its use in China. The Company has also allowed New Oriental China to enter into sub-license agreements with its schools and subsidiaries pursuant to which each of the schools and subsidiaries may use the trademarks in China by paying license fees. This license is valid from May 14, 2006 to December 31, 2050, subject to the renewal every ten years upon the expiration of the trademark registration.

(ii)	New enrollment system development service agreements. Beijing Decision has entered into new enrollment system development service agreements with the schools of New Oriental China, under which Beijing Decision agreed to provide new enrollment system development and regular maintenance services to those schools of New Oriental China for a fee equal to the applicable fee rate multiplied by the number of new student enrollments. These agreements can be renewed by both parties to the agreements.

(iii)	Other operating service agreements. Pursuant to operating service agreements between certain WFOEs and the schools or the subsidiaries of New Oriental China, the WFOEs have agreed to provide certain operating services to the schools or the subsidiaries of New Oriental China for fees that are calculated based on a percentage, ranging from 2.0% to 6.0%, of respective revenues of each of the schools and subsidiaries. A majority of these agreements provide unlimited two-year or five-year automatic renewal without consent of the WFOEs. The remaining agreements can be renewed by both parties to the agreements.

(iv)	Sale of educational software agreements. Eight WFOEs, namely Beijing Hewstone, Beijing Pioneer, Beijing Smart Wood, Beijing Joy Tend, Beijing Magnificence, Beijing Top, Beijng Shenghe and Beijing Jinghong, entered into agreements whereby the WFOEs sells various self-developed educational software to the schools or subsidiaries of New Oriental China. Except for four agreements that are silent on renewal, these agreements provide unlimited two-year automatic renewal terms, and schools and subsidiaries of New Oriental China cannot terminate the agreements without the consent of the WFOEs in China.

Master exclusive service agreements. On September 19, 2014, Beijing Pioneer entered into a master exclusive service agreement with New Oriental China to enable the Company’s wholly owned subsidiaries in China to receive substantially all of the economic benefits of New Oriental China and its schools and subsidiaries. Under the master exclusive service agreement, Beijing Pioneer has the exclusive right to provide or designate any entities affiliated with it to provide New Oriental China and its schools and subsidiaries the technical and business support services, including new enrollment system development service, sale of educational software and other operating services. Each service provider specified in the service agreement (iv) has the right to determine the fees associated with the services it provides based on the technical difficulty and complexity of the services and the actual labor costs it incurs for providing the services during the relevant period. The term of this agreement is ten years and will be automatically extended upon the expiration. Beijing Pioneer may terminate the agreement at any time with a 30-day prior written notice to New Oriental China, whereas none of New Oriental China and its schools and subsidiaries can terminate this agreement. The various existing service agreements mentioned in service agreements (i)~(iv) will remain effective after the inclusion of the master exclusive service agreement; however, if they have any conflict with the terms and conditions of the master exclusive service agreement, the master exclusive service agreement will prevail. The master exclusive service agreement was effective on September 19, 2014.

Equity pledge agreement. Pursuant to the equity pledge agreements dated May 25, 2006 among New Oriental China, all of the shareholders of New Oriental China, Beijing Hewstone and Beijing Decision, each shareholder of New Oriental China agreed to pledge his or its equity interest in New Oriental China to Beijing Hewstone and Beijing Decision to secure the performance of the VIEs’ obligations under the existing service agreements and any such agreements to be entered into in the future. The shareholders of New Oriental China agreed not to transfer, sell, pledge, dispose of or otherwise create any encumbrance on their equity interests in New Oriental China without the prior written consent of Beijing Decision and Beijing Hewstone.

In January 2012, ten former shareholders of New Oriental China completed the transfer, for no consideration, of all of their equity interests in New Oriental China to Century Friendship, a PRC domestic enterprise controlled by the Company’s founder, chairman and chief executive officer, Mr. Yu. Prior to the transfer, Century Friendship had held 53% of the equity interests in New Oriental China while the ten former shareholders of New Oriental China held the remaining equity interests. In connection to the transfer, five new equity pledge agreements dated April 23, 2012 were entered into among New Oriental China, Century Friendship and five WFOEs, whereby Century Friendship has agreed to pledge all of its equity interests in New Oriental China to the WFOEs to secure the VIE’s performance of their obligations under the trademark license agreements, new enrollment system development service agreements, other operating service agreements and sale of educational software agreements. Century Friendship has agreed not to transfer, sell, pledge, dispose of or otherwise create any encumbrance on its equity interests in New Oriental China without the prior written consents of the WFOEs. The terms of the April 2012 equity pledge agreements are substantially the same as the 2006 agreements.

In February 2017, as part of our efforts to streamline the corporate structure, the Group removed Shanghai Smart Words as a party to the contractual arrangements with New Oriental China and its schools and subsidiaries and shareholder. The rights and obligations of Shanghai Smart Words under these contractual arrangements have been assumed by Beijing Decision. The April 2012 equity pledge agreements have been amended to reflect the foregoing change while the terms of these agreements remain unchanged. The equity pledges of Century Friendship under the amended agreements have been registered with the Haidian District, Beijing branch of the SAIC.

Exclusive option agreement. Pursuant to the exclusive option agreements entered into on various dates, as amended on May 25, 2006, among the Company, New Oriental China and its shareholders, the shareholders of New Oriental China are obligated to sell to the Company, and the Company has an exclusive, irrevocable and unconditional right to purchase, or cause the shareholders of New Oriental China to sell to the Company’s designated party, in the Company’s sole discretion, part or all of the shareholders’ equity interests in New Oriental China when and to the extent that applicable PRC law permits the Company to own part or all of such equity interests in New Oriental China. In addition, pursuant to the exclusive option agreements, the Company has an exclusive, irrevocable and unconditional right to request any existing shareholder of New Oriental China to transfer all or part of the equity interest in New Oriental China held by such shareholder to another PRC person or entity designated by the Company at any time in the discretion. The price to be paid by the Company or a PRC person or entity designated by the WFOEs will be the minimum amount of consideration permitted by applicable PRC law at the time when such share transfer occurs. As a result of the ten former shareholders of New Oriental China transferring all of their equity interests in New Oriental China to Century Friendship in January 2012, Century Friendship executed a new option agreement with Shanghai Smart Words and New Oriental China on April 23, 2012. The terms of this new option agreement are substantially the same as the 2006 agreements.

On February 16, 2017, Beijing Decision entered into a new option agreement with Century Friendship and New Oriental China, replacing the previous option agreement dated April 23, 2012. Pursuant to the current option agreement, Century Friendship is obligated to sell to Beijing Decision, and Beijing Decision has an exclusive, irrevocable and unconditional right to purchase from Century Friendship, in its sole discretion, part or of all of Century Friendship’s equity interests in New Oriental China when and to the extent that applicable PRC law permits it to own part or all of the equity interest in New Oriental China. In addition, Beijing Decision has an exclusive option to require Century Friendship to transfer all or part of Century Friendship’s equity interest in New Oriental China to another PRC person or entity designated by Beijing Decision at any time in its discretion. The purchase price to be paid by Beijing Decision will be the minimum amount of consideration permitted by applicable PRC law at the time when such share transfer occurs.

Power of Attorney. On December 3, 2012, Century Friendship, in the capacity of the sole shareholder of New Oriental China, executed a proxy agreement and power of attorney with Beijing Pioneer, which is one of the Company’s wholly owned subsidiaries in China, and New Oriental China, whereby Century Friendship irrevocably appoints and constitutes Beijing Pioneer as its attorney-in-fact to exercise on Century Friendship’s behalf any and all rights that Century Friendship has in respect of its equity interests in New Oriental China. This proxy agreement and power of attorney became effective on December 3, 2012 and replaces the powers of attorney executed by Century Friendship on April 23, 2012. The proxy agreement and power of attorney will remain effective as long as New Oriental China exists. Century Friendship does not have the right to terminate the proxy agreement and power of attorney or revoke the appointment of the attorney-in-fact without the prior written consent of Beijing Pioneer.

VIE Arrangements between Xuncheng and the Company’s subsidiary

During the fiscal year ended May 31, 2015, Beijing Chongshengdongfang Network Technology Co., Ltd. (“Chongshengdongfang”), a PRC subsidiary of the Company entered into a series of contractual arrangements (the “Xuncheng VIE Agreements”) with New Oriental China and Xuncheng, a subsidiary of New Oriental China that engages in internet content services as the Internet Content Provider (“ICP”). The Xuncheng VIE Agreements enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of Xuncheng, and (2) receive the economic benefits of Xuncheng that could be significant to Xuncheng. Accordingly, the Company is considered the primary beneficiary of Xuncheng. The terms of Xuncheng VIE Agreements are substantially the same as those signed between New Oriental China and the Company’s PRC subsidiaries.

In September 2015, the above contractual arrangements between Chongshengdongfang, New Oriental China and Xuncheng were terminated. The Group continues to consolidate Xuncheng through voting interest held by New Oriental China since September 2015.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with its VIEs and their respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoke the business and operating licenses of the Company’s PRC subsidiaries and VIEs;

•	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiaries and VIEs;

•	limit the Group’s business expansion in China by way of entering into contractual arrangements;

•	impose fines or other requirements with which the Company’s PRC subsidiaries and VIEs may not be able to comply;

•	require the Company or the Company’s PRC subsidiaries or VIEs to restructure the relevant ownership structure or operations; or

•	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Group’s business and operations in China.

The Company’s ability to conduct its education business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and their respective shareholders and it may lose the ability to receive economic benefits from the VIEs. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiaries or VIEs.

Mr. Yu is the controlling shareholder of Century Friendship, which owns all of the equity interests in New Oriental China, which in turn owns all of the equity interests in Xuncheng, and Mr. Yu is also a beneficial owner of the Company. The interests of Mr. Yu as the beneficial owner of the VIEs may differ from the interests of the Company as a whole, since Mr. Yu is only one of the beneficial shareholders of the company, holding 13.5% of the total common shares outstanding as of May 31, 2017. The Company cannot assure that when conflicts of interest arise, Mr. Yu will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest Mr. Yu may encounter in his capacity as a beneficial owner and director of the VIEs, on the one hand, and as a beneficial owner and director of the Company, on the other hand. The Company believes Mr. Yu will not act contrary to any of the contractual arrangements and the exclusive option agreement provides the Company with a mechanism to remove Mr. Yu as a beneficial shareholder of the VIEs should he act to the detriment of the Company. The Company relies on Mr. Yu, as a director and executive officer of the Company, to fulfill his fiduciary duties and abide by laws of the PRC and Cayman Islands and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and Mr. Yu, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

In addition, the current sole shareholder of the New Oriental China is also a beneficial owner of the Company and therefore has no current interest in seeking to act contrary to the contractual arrangements. However, to further protect the investors’ interest from any risk that the shareholders of the New Oriental China may act contrary to the contractual arrangements, the Company, through Beijing Pioneer, entered into an irrevocable power of attorney with Century Friendship on December 3, 2012, which replaces the powers of attorney executed by Century Friendship on April 23, 2012. Through the power of attorney, Century Friendship entrusted Beijing Pioneer as its proxy to exercise its rights as the shareholder of New Oriental China with respect to an aggregate of 100% of the equity interests in New Oriental China.

The following financial statement balances and amounts of the VIEs were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the offshore companies, WFOEs and VIEs in the Group:

	As of May 31,
	2016	2017
	US$	US$
Total current assets	1,262,811	1,590,750
Total non-current assets	381,262	488,709

Total assets	1,644,073	2,079,459

Total current liabilities	860,877	1,137,288
Total non-current liabilities	1,432	2,174

Total liabilities	862,309	1,139,462

	Years ended May 31,
	2015	2016	2017
	US$	US$	US$
Net revenues	1,221,101	1,443,851	1,777,864
Net income	265,485	313,828	333,456
Net cash provided by operating activities	357,893	450,848	450,196
Net cash used in investing activities	(167,847)	(286,235)	(459,532)
Net cash provided by financing activities	—	69,747	8,807

The VIEs contributed an aggregate of 97.9%, 97.7% and 98.8% of the consolidated net revenues for the years ended May 31, 2015, 2016 and 2017, respectively. The Company’s operations not conducted through contractual arrangements with the VIEs primarily consist of the leasing of its commercial property. As of the fiscal years ended May 31, 2016 and 2017, the VIEs accounted for an aggregate of 69.8% and 71.1%, respectively, of the consolidated total assets, and 93.7% and 94.6%, respectively, of the consolidated total liabilities. The assets were not associated with the VIEs primarily consist of cash and cash equivalents, prepaid expenses, short-term investments and long-term investments.

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and can only be used to settle the VIEs’ obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholder of the VIEs or entrustment loans to the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of its net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 23 for disclosure of restricted net assets.